UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2009
                                              -------------------------

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    THE ITHAKA GROUP, LLC
         -------------------------------------------------
Address: 3 BETHESDA METRO CENTER
         -------------------------------------------------
         SUITE 700
         -------------------------------------------------
         BETHESDA, MD 20814
         -------------------------------------------------

Form 13F File Number: 28-
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    ROBERT A. KATZEN
         -------------------------------------------------
Title:   CFO & CCO
         -------------------------------------------------
Phone:   301-775-7409
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert A. Katzen                West Palm Beach, FL             2/13/10
-----------------------------   ----------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                         ---------------
Form 13F Information Table Entry Total:  40
                                         ---------------
Form 13F Information Table Value Total:  156,858
                                         ---------------
                                           (thousands)


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106   7045      52371 SH       Sole                    29656             22715
APPLE COMPUTER INC COM         COM              037833100   8267      39228 SH       Sole                    21018             18210
B E AEROSPACE INC              COM              073302101   3762     160105 SH       Sole                    90155             69950
BLACKROCK INC                  COM              09247x101   3459      14895 SH       Sole                     7460              7435
BP PLC SPONSORED ADR           COM              055622104    319       5500 SH       Sole                      500              5000
C H ROBINSON WORLDWIDE N EW    COM              12541w209   3272      55710 SH       Sole                    32160             23550
CISCO SYSTEM INC               COM              17275r102   4679     195429 SH       Sole                   116779             78650
CME GROUP INC CL A             COM              12572q105   7030      20926 SH       Sole                    11856              9070
COACH INC                      COM              189754104   3042      83266 SH       Sole                    49066             34200
EXPEDITORS INTL WASH INC       COM              302130109   2923      84080 SH       Sole                    49105             34975
GILEAD SCIENCES INC            COM              375558103   2035      47022 SH       Sole                    31447             15575
GOLDMAN SACHS GROUP INC        COM              38141g104   2777      16445 SH       Sole                    12090              4355
GOOGLE INC CLASS A             COM              38259p508   7199      11612 SH       Sole                     6285              5327
GREEN MTN COFFEE INC           COM              393122106   4647      57044 SH       Sole                    31250             25794
HONEYWELL INTERNATIONAL        COM              438516106   3187      81307 SH       Sole                    48307             33000
ILLUMINA INC                   COM              452327109   2729      88935 SH       Sole                    51285             37650
INTERCONTINENTAL EXCHANGE      COM              45865v100   4029      35875 SH       Sole                    20105             15770
INTUITIVE SURGICAL NEW         COM              46120e602   5266      17355 SH       Sole                     9105              8250
IRON MOUNTAIN INC NEW          COM              462846106   2258      99230 SH       Sole                    54655             44575
ISHARES TR RUSSELL 3000 RUSSEL COM              464287671    241       5950 SH       Sole                     5950
JOHNSON CONTROLS INC           COM              478366107   5720     210000 SH       Sole                                     210000
MASTERCARD INC                 COM              57636q104   7371      28795 SH       Sole                    16045             12750
MCAFEE INC                     COM              579064106   2400      59165 SH       Sole                    33590             25575
MICROSOFT CORP                 COM              594918104    675      22156 SH       Sole                     7700             14456
MONSANTO CO NEW DEL            COM              61166w101   5290      64707 SH       Sole                    37207             27500
NATIONAL-OILWELL INC           COM              637071101   5400     122474 SH       Sole                    69459             53015
NEUTRAL TANDEM INC             COM              64128b108    951      41785 SH       Sole                    24735             17050
NUVASIVE INC NEW               COM              670704105   1954      61100 SH       Sole                    36475             24625
POTASH CORP SASK INC FOR EIGN  COM              73755l107   4254      39210 SH       Sole                    21745             17465
PRECISION CASTPARTS CORP       COM              740189105   3659      33162 SH       Sole                    18942             14220
PRICELINE.COM INC NEW          COM              741503403   2830      12955 SH       Sole                     7535              5420
PROCTER & GAMBLE CO COM        COM              742718109    243       4000 SH       Sole                                       4000
QUALCOMM INC                   COM              747525103   4484      96928 SH       Sole                    56978             39950
RESEARCH IN MOTION LTD         COM              760975102   3580      53000 SH       Sole                    29950             23050
SCHLUMBERGER LTD               COM              806857108   5517      84765 SH       Sole                    45730             39035
SOUTHWESTERN ENERGY CO         COM              845467109   4618      95800 SH       Sole                    54300             41500
ST JUDE MEDICAL INC            COM              790849103   4006     108905 SH       Sole                    61305             47600
STERICYCLE INC COM             COM              858912108   3604      65324 SH       Sole                    39599             25725
TEVA PHARMACEUTICAL INDU STRIE COM              881624209   6974     124128 SH       Sole                    69078             55050
VISA INC CL A                  COM              92826c839   5164      59049 SH       Sole                    30210             28839